1095 Avenue of the Americas New York, NY +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

June 2, 2017

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Post-Effective Amendment No. 378
Investment Company Act File No. 811-22487
Amendment No. 380

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 378 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to add Deutsche X-trackers Min Downside Volatility US Large Cap ETF, Deutsche X-trackers Min Downside Volatility Developed International ETF, Deutsche X-trackers Min Downside Volatility All World ETF, Deutsche X-trackers FTSE Developed Europe Comprehensive Factor ETF, Deutsche X-trackers FTSE Japan Comprehensive Factor ETF, Deutsche X-trackers FTSE All World ex US Comprehensive Factor ETF, Deutsche X-trackers Bloomberg Barclays Global Aggregate Bond ETF, Deutsche X-trackers iBoxx USD Corporate Yield Plus ETF, Deutsche X-trackers Short Duration High Yield Bond ETF, Deutsche X-trackers 0-1 Year Treasury ETF and Deutsche X-trackers Lower Quality High Yield Bond ETF, each a newly created series, to the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz